Operating Segments - Schedule of Operating and Reportable Segments (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Oct. 31, 2023	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021
Segment revenues
Revenue	$ 8,673	$ 33,066	$ 25,271	$ 25,251
Changes in fair value on financial assets measured at FVTPL	16,279	15,386	16,940	9,063
Unallocated:
Other income	8,988	16,052	867	171
Other gains and losses	14,342	153	609	(39)
Profit before tax	32,777	45,298	28,870	25,307
Operating Segments [Member]
Segment revenues
Revenue	8,673	33,066	25,271	25,251
Changes in fair value on financial assets measured at FVTPL	16,279	15,386	16,940	9,063
Segment profits/(losses)	13,704	39,659	35,140	27,875
Operating Segments [Member] | Related Parties [Member]
Segment revenues
Revenue	1,311	2,228	1,726	1,036
External Customers [Member] | Operating Segments [Member]
Segment revenues
Revenue	7,362	30,838	23,545	24,215
Digital solutions services— non financial services [Member] | Operating Segments [Member]
Segment revenues
Revenue	1,278	28,037	23,689	23,740
Changes in fair value on financial assets measured at FVTPL
Segment profits/(losses)	486	21,470	17,527	18,605
Digital solutions services— non financial services [Member] | Operating Segments [Member] | Related Parties [Member]
Segment revenues
Revenue	1,278	2,168	1,642	963
Digital solutions services— non financial services [Member] | External Customers [Member] | Operating Segments [Member]
Segment revenues
Revenue		25,869	22,047	22,777
Digital solutions services— financial services [Member] | Operating Segments [Member]
Segment revenues
Revenue	486	1,540	1,514	1,511
Changes in fair value on financial assets measured at FVTPL
Segment profits/(losses)	(707)	87	122	140
Digital solutions services— financial services [Member] | Operating Segments [Member] | Related Parties [Member]
Segment revenues
Revenue	33	60	84	73
Digital solutions services— financial services [Member] | External Customers [Member] | Operating Segments [Member]
Segment revenues
Revenue	453	1,480	1,430	1,438
Digital media, content, and marketing services and others [Member]
Segment revenues
Revenue	27	1,294	68
Digital media, content, and marketing services and others [Member] | Operating Segments [Member]
Segment revenues
Revenue	27	1,294	68
Changes in fair value on financial assets measured at FVTPL	16,279	15,386	16,940	9,063
Segment profits/(losses)	16,114	19,287	17,491	9,130
Digital media, content, and marketing services and others [Member] | Operating Segments [Member] | Related Parties [Member]
Segment revenues
Revenue
Digital media, content, and marketing services and others [Member] | External Customers [Member] | Operating Segments [Member]
Segment revenues
Revenue	27	1,294	68
Unallocated Amount [Member]
Unallocated:
Other income	8,988	13,330	4
Other gains and losses	14,342	153	609	(39)
Corporate expenses	(4,257)	(7,844)	$ (6,883)	$ (2,529)
Hotel operations, hospitality and VIP services [Member]
Segment revenues
Revenue	6,882	2,195
Hotel operations, hospitality and VIP services [Member] | Operating Segments [Member]
Segment revenues
Revenue	6,882	2,195
Changes in fair value on financial assets measured at FVTPL
Segment profits/(losses)	(2,189)	(1,185)
Hotel operations, hospitality and VIP services [Member] | Operating Segments [Member] | Related Parties [Member]
Segment revenues
Revenue
Hotel operations, hospitality and VIP services [Member] | External Customers [Member] | Operating Segments [Member]
Segment revenues
Revenue	$ 6,882	$ 2,195